Disclosure of detailed information about warrants, valuation assumptions (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Share price at measurement date	$ 1.47
Risk-free interest rate	0.69%
Expected life (years)	1.5
Annualized volatility	88.00%